Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of cash flows [abstract]
Non-cash inventing and financing activities Include new lease liabilities	$ 2,574	$ 12,647		$ 7,283
Interest capitalization on property, plant and equipment under IAS 23	912	196		571
Invoices From Suppliers Financed Via Reverse Factoring Classified as Borrowings	47,161	32,358		48,138
Hedging derivative financial instruments	$ 1,792	$ 0	[1]	$ 0	[1]
Percentage of voting equity interests acquired ( as a percent)				50.00%
Consideration transferred, acquisition-date fair value				$ 744
Termination of the put option agreements in exchange for new equity instruments				(239,273)
Conversion of SPAC warrants to warrants				$ 29

[1]	Refer to Note 4. Independent Investigation and Restatement